Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2016
Registrant Name	AMCAP FUND
Central Index Key	0000004405
Amendment Flag	false
Document Creation Date	Dec. 29, 2016
Document Effective Date	Jan. 01, 2017
Prospectus Date	Jan. 01, 2017
AMCAP FUND® | Class A
Prospectus:
Trading Symbol	AMCPX
AMCAP FUND® | Class R-1
Prospectus:
Trading Symbol	RAFAX
AMCAP FUND® | Class R-2
Prospectus:
Trading Symbol	RAFBX
AMCAP FUND® | Class R-3
Prospectus:
Trading Symbol	RAFCX
AMCAP FUND® | Class R-4
Prospectus:
Trading Symbol	RAFEX
AMCAP FUND® | Class R-5
Prospectus:
Trading Symbol	RAFFX
AMCAP FUND® | Class B
Prospectus:
Trading Symbol	AMPBX
AMCAP FUND® | Class C
Prospectus:
Trading Symbol	AMPCX
AMCAP FUND® | Class F-1
Prospectus:
Trading Symbol	AMPFX
AMCAP FUND® | Class 529-A
Prospectus:
Trading Symbol	CAFAX
AMCAP FUND® | Class 529-B
Prospectus:
Trading Symbol	CAFBX
AMCAP FUND® | Class 529-C
Prospectus:
Trading Symbol	CAFCX
AMCAP FUND® | Class 529-E
Prospectus:
Trading Symbol	CAFEX
AMCAP FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CAFFX
AMCAP FUND® | Class F-2
Prospectus:
Trading Symbol	AMCFX
AMCAP FUND® | Class R-6
Prospectus:
Trading Symbol	RAFGX
AMCAP FUND® | Class R-2E
Prospectus:
Trading Symbol	RAEBX
AMCAP FUND® | Class R-5E
Prospectus:
Trading Symbol	RAEFX
AMCAP FUND® | Class F-3
Prospectus:
Trading Symbol	FMACX